Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2022
Segment Reporting [Abstract]
Schedule of segment reporting
	For the Year Ended June 30, 2022
	Business conducted by Adrie and its subsidiaries	Business conducted by Lixin Cayman and its subsidiaries	Elimination	Total
Net revenues of services	$928,468	$329,397	$(138,621)	$1,119,244
Commission and fee income on guarantee services, net	-	436,561	(55,012)	381,549
Total interest and fee income	372,445	918,585		1,291,030
Net (loss) income from operation	$193,255	$772,434	$-	$965,689
Depreciation and amortization	$467,400	$62,660	$-	$530,060
Capital expenditures	$-	$-	$-	$-
Income tax recovery (expense)	$(119,869)	$(226,512)	$-	$(346,381)
Segment (loss) profit from continuing operations	$(66,008)	$629,380	$-	$563,372
Segment assets as of June 30, 2022	$10,913,204	$54,524,207	$(771,743)	$64,665,668

	For the Six Months Ended June 30, 2021 (Unaudited)
	Business conducted by Adrie and its subsidiaries	Business conducted by Lixin Cayman and its subsidiaries	Total
Net revenues of services	$681	$330,107	$330,788
Commission and fee income on guarantee services, net	369	175,965	176,334
Total interest and fee income	423,692	840,347	1,270,039
Net loss from operation	$(305,055)	$(23,904)	$(328,959)
Depreciation and amortization	$(135)	$(539,192)	$(539,327)
Income tax (expenses) benefits	$66,112	$(53,044)	$13,068
Segment loss	$(386,275)	$(74,122)	$(460,397)
Segment assets as of June 30, 2021	$10,763,084	$54,080,420	$64,843,504